Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manning & Napier Fund, Inc.
Entity Central Index Key	0000751173
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Core Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Core Bond
Class Name	Class I
Trading Symbol	EXCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, selection within commercial mortgage-backed securities, as well as exposure to longer-dated Treasuries, were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through August 3, 2015 (the inception date of the Class I shares), performance for the Class I shares is based on historical performance of the Class S shares. Because the Class I shares invest in the same portfolio of securities as Class S, performance will only be different to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of December 31, 2025)
	1 Year	5 Year	10 Year
Core Bond Series - Class I	6.93%	-0.40%	2.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 633,528,303
Holdings Count | Holdings	192
Advisory Fees Paid, Amount	$ 0	[1]
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$633,528,303
Number of Holdings	192
Portfolio Turnover (for the year ended 12/31/25)	38%
Total Advisory Fees Paid (net of reimbursements)	$0*
*	Advisory fees were fully waived.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Core Bond
Class Name	Class S
Trading Symbol	EXCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$68	0.66%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, selection within commercial mortgage-backed securities, as well as exposure to longer-dated Treasuries, were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of December 31, 2025)
	1 Year	5 Year	10 Year
Core Bond Series - Class S	6.81%	-0.62%	1.78%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 633,528,303
Holdings Count | Holdings	192
Advisory Fees Paid, Amount	$ 0	[2]
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$633,528,303
Number of Holdings	192
Portfolio Turnover (for the year ended 12/31/25)	38%
Total Advisory Fees Paid (net of reimbursements)	$0*
*	Advisory fees were fully waived.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Core Bond
Class Name	Class W
Trading Symbol	MCBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, selection within commercial mortgage-backed securities, as well as exposure to longer-dated Treasuries, were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of December 31, 2025)
	1 Year	5 Year	10 Year
Core Bond Series - Class W	7.43%	0.00%	2.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 633,528,303
Holdings Count | Holdings	192
Advisory Fees Paid, Amount	$ 0	[3]
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$633,528,303
Number of Holdings	192
Portfolio Turnover (for the year ended 12/31/25)	38%
Total Advisory Fees Paid (net of reimbursements)	$0*
*	Advisory fees were fully waived.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Core Bond
Class Name	Class Z
Trading Symbol	MCBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$31	0.30%

Expenses are equal to Class Z shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, selection within commercial mortgage-backed securities, as well as exposure to longer-dated Treasuries, were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class Z shares), performance for the Class Z shares is based on the historical performance of the Class S shares. Because the Class Z shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of December 31, 2025)
	1 Year	5 Year	10 Year
Core Bond Series - Class Z	7.18%	-0.24%	2.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 633,528,303
Holdings Count | Holdings	192
Advisory Fees Paid, Amount	$ 0	[4]
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$633,528,303
Number of Holdings	192
Portfolio Turnover (for the year ended 12/31/25)	38%
Total Advisory Fees Paid (net of reimbursements)	$0*
*	Advisory fees were fully waived.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Unconstrained Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond
Class Name	Class I
Trading Symbol	MNCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025,
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed the broad market as represented by the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted on an absolute basis from declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, a shorter duration detracted from relative returns as rates fell across most of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and two more narrowly based indices that reflect the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The FTSE 3-Month Treasury Bill Index is an unmanaged index based on 3-Month U.S. treasury bills. The Index measures the monthly return equivalents of yield averages that are not marked to market. The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. 3-Month Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	10 Year
Unconstrained Bond Series - Class I	6.41%	2.55%	3.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month T-Bill Index	4.40%	3.31%	2.23%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Jul. 15, 2025
Net Assets	$ 794,596,760
Holdings Count | Holdings	217
Advisory Fees Paid, Amount	$ 630,323
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$794,596,760
Number of Holdings	217
Portfolio Turnover (for the year ended 12/31/25)	53%
Total Advisory Fees Paid (net of reimbursements)	$630,323

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

Effective July 15, 2025, the Series’ secondary benchmark changed as follows:

Current Secondary Benchmark	New Secondary Benchmark
FTSE 3-Month Treasury Bill Index	ICE BofA US 3-Month Treasury Bill Index

Unconstrained Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond
Class Name	Class S
Trading Symbol	EXCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025,
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$77	0.75%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed the broad market as represented by the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted on an absolute basis from declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, a shorter duration detracted from relative returns as rates fell across most of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and two more narrowly based indices that reflect the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The FTSE 3-Month Treasury Bill Index is an unmanaged index based on 3-Month U.S. treasury bills. The Index measures the monthly return equivalents of yield averages that are not marked to market. The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. 3-Month Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	10 Year
Unconstrained Bond Series - Class S	6.17%	2.31%	3.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month T-Bill Index	4.40%	3.31%	2.23%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Jul. 15, 2025
Net Assets	$ 794,596,760
Holdings Count | Holdings	217
Advisory Fees Paid, Amount	$ 630,323
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$794,596,760
Number of Holdings	217
Portfolio Turnover (for the year ended 12/31/25)	53%
Total Advisory Fees Paid (net of reimbursements)	$630,323

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

Effective July 15, 2025, the Series’ secondary benchmark changed as follows:

Current Secondary Benchmark	New Secondary Benchmark
FTSE 3-Month Treasury Bill Index	ICE BofA US 3-Month Treasury Bill Index

Unconstrained Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond
Class Name	Class W
Trading Symbol	MUBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025,
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed the broad market as represented by the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted on an absolute basis from declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, a shorter duration detracted from relative returns as rates fell across most of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and two more narrowly based indices that reflect the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The FTSE 3-Month Treasury Bill Index is an unmanaged index based on 3-Month U.S. treasury bills. The Index measures the monthly return equivalents of yield averages that are not marked to market. The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. 3-Month Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	10 Year
Unconstrained Bond Series - Class W	6.85%	2.99%	3.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month T-Bill Index	4.40%	3.31%	2.23%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Jul. 15, 2025
Net Assets	$ 794,596,760
Holdings Count | Holdings	217
Advisory Fees Paid, Amount	$ 630,323
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$794,596,760
Number of Holdings	217
Portfolio Turnover (for the year ended 12/31/25)	53%
Total Advisory Fees Paid (net of reimbursements)	$630,323

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund changed?

Effective July 15, 2025, the Series’ secondary benchmark changed as follows:

Current Secondary Benchmark	New Secondary Benchmark
FTSE 3-Month Treasury Bill Index	ICE BofA US 3-Month Treasury Bill Index

High Yield Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	High Yield Bond
Class Name	Class I
Trading Symbol	MNHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the ICE BofA US High Yield Cash Pay Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining yields and modestly tighter credit spreads over the year. On a relative basis, security selection within Energy, Retail, and Health Care were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and one narrowly based index that reflect the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Intercontinental Exchange (ICE) Bank of America (BofA) BB-B U.S. Cash Pay High Yield Index is a subset of the ICE BofA U.S. Cash Pay High Yield Index. The Index includes all U.S. dollar denominated below investment grade corporate debt securities currently in a coupon paying period rated BB1 through B3. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	10 Year
High Yield Bond Series - Class I	6.89%	6.38%	7.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Cash Pay Index	8.55%	4.48%	6.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 1,439,155,641
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 5,632,736
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$1,439,155,641
Number of Holdings	88
Portfolio Turnover (for the year ended 12/31/25)	92%
Total Advisory Fees Paid (net of reimbursements)	$5,632,736

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

*	Less than 0.01%
The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	High Yield Bond
Class Name	Class S
Trading Symbol	MNHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$91	0.88%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the ICE BofA US High Yield Cash Pay Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining yields and modestly tighter credit spreads over the year. On a relative basis, security selection within Energy, Retail, and Health Care were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and one narrowly based index that reflect the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Intercontinental Exchange (ICE) Bank of America (BofA) BB-B U.S. Cash Pay High Yield Index is a subset of the ICE BofA U.S. Cash Pay High Yield Index. The Index includes all U.S. dollar denominated below investment grade corporate debt securities currently in a coupon paying period rated BB1 through B3. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	10 Year
High Yield Bond Series - Class S	6.65%	6.11%	7.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Cash Pay Index	8.55%	4.48%	6.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 1,439,155,641
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 5,632,736
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$1,439,155,641
Number of Holdings	88
Portfolio Turnover (for the year ended 12/31/25)	92%
Total Advisory Fees Paid (net of reimbursements)	$5,632,736

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

*	Less than 0.01%
The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	High Yield Bond
Class Name	Class W
Trading Symbol	MHYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the ICE BofA US High Yield Cash Pay Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining yields and modestly tighter credit spreads over the year. On a relative basis, security selection within Energy, Retail, and Health Care were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and one narrowly based index that reflect the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Intercontinental Exchange (ICE) Bank of America (BofA) BB-B U.S. Cash Pay High Yield Index is a subset of the ICE BofA U.S. Cash Pay High Yield Index. The Index includes all U.S. dollar denominated below investment grade corporate debt securities currently in a coupon paying period rated BB1 through B3. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	10 Year
High Yield Bond Series - Class W	7.43%	6.96%	7.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Cash Pay Index	8.55%	4.48%	6.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 1,439,155,641
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 5,632,736
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$1,439,155,641
Number of Holdings	88
Portfolio Turnover (for the year ended 12/31/25)	92%
Total Advisory Fees Paid (net of reimbursements)	$5,632,736

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

*	Less than 0.01%
The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	High Yield Bond
Class Name	Class Z
Trading Symbol	MHYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$48	0.46%

Expenses are equal to Class Z shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the ICE BofA US High Yield Cash Pay Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining yields and modestly tighter credit spreads over the year. On a relative basis, security selection within Energy, Retail, and Health Care were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and one narrowly based index that reflect the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class Z shares), performance for the Class Z shares is based on the historical performance of the Class S shares. Because the Class Z shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Intercontinental Exchange (ICE) Bank of America (BofA) BB-B U.S. Cash Pay High Yield Index is a subset of the ICE BofA U.S. Cash Pay High Yield Index. The Index includes all U.S. dollar denominated below investment grade corporate debt securities currently in a coupon paying period rated BB1 through B3. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	10 Year
High Yield Bond Series - Class Z	7.02%	6.50%	7.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Cash Pay Index	8.55%	4.48%	6.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 1,439,155,641
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 5,632,736
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$1,439,155,641
Number of Holdings	88
Portfolio Turnover (for the year ended 12/31/25)	92%
Total Advisory Fees Paid (net of reimbursements)	$5,632,736

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

*	Less than 0.01%
The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Diversified Tax Exempt Series (Class A)
Shareholder Report [Line Items]
Fund Name	Diversified Tax Exempt
Class Name	Class A
Trading Symbol	EXDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025,
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.47%

Expenses are equal to Class A shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the Bloomberg Municipal 1-15 YR Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from generally declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, an underweight to intermediate-term bonds, as well as an overweight to longer maturity bonds (where yields moved higher), detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg Municipal 1-15 Year Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-15 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Bloomberg Municipal Bond Index covers the USD-denominated long term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The Index measures all municipal bonds with at least one year until final maturity. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	10 Year
Diversified Tax Exempt Series - Class A	4.30%	0.54%	1.55%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal 1-15 Year Bond Index	5.18%	1.16%	2.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Mar. 01, 2025
Net Assets	$ 213,423,758
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 2,711
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$213,423,758
Number of Holdings	145
Portfolio Turnover (for the year ended 12/31/25)	30%
Total Advisory Fees Paid (net of reimbursements)	$2,711

Holdings [Text Block]	Top Ten States (% of total investments) (as of December 31, 2025)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	2.4
Commercial Mortgage-Backed Securities	1.0
General Obligation Bonds	55.1
Revenue Bonds	35.6
Exchange-Traded Fund	2.2
U.S. Treasury Notes	3.7

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since December 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466‑3863.

Effective March 1, 2025, Diversified Tax Exempt Series' management fee was reduced from 0.50% to 0.30%. Additionally, the Advisor has contractually agreed to limit its fees and reimburse expenses as necessary to ensure that direct annual fund operating expenses for Class A do not exceed 0.60% of average daily net assets.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Diversified Tax Exempt Series' management fee was reduced from 0.50% to 0.30%. Additionally, the Advisor has contractually agreed to limit its fees and reimburse expenses as necessary to ensure that direct annual fund operating expenses for Class A do not exceed 0.60% of average daily net assets.

Diversified Tax Exempt Series (Class W)
Shareholder Report [Line Items]
Fund Name	Diversified Tax Exempt
Class Name	Class W
Trading Symbol	MNDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025,
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$13	0.13%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the Bloomberg Municipal 1-15 YR Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from generally declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, an underweight to intermediate-term bonds, as well as an overweight to longer maturity bonds (where yields moved higher), detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class A shares. Because the Class W shares invest in the same portfolio of securities as the Class A shares, performance will be different only to the extent that the Class A shares have a higher expense ratio.

The Bloomberg Municipal 1-15 Year Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-15 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Bloomberg Municipal Bond Index covers the USD-denominated long term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The Index measures all municipal bonds with at least one year until final maturity. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	10 Year
Diversified Tax Exempt Series - Class W	4.64%	0.99%	1.88%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal 1-15 Year Bond Index	5.18%	1.16%	2.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Mar. 01, 2025
Net Assets	$ 213,423,758
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 2,711
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$213,423,758
Number of Holdings	145
Portfolio Turnover (for the year ended 12/31/25)	30%
Total Advisory Fees Paid (net of reimbursements)	$2,711

Holdings [Text Block]	Top Ten States (% of total investments) (as of December 31, 2025)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	2.4
Commercial Mortgage-Backed Securities	1.0
General Obligation Bonds	55.1
Revenue Bonds	35.6
Exchange-Traded Fund	2.2
U.S. Treasury Notes	3.7

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since December 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466‑3863.

Effective March 1, 2025, Diversified Tax Exempt Series' management fee was reduced from 0.50% to 0.30%. The Advisor continues to contractually waive the management fee for Class W shares. Additionally, the Advisor has contractually agreed to limit its fees and reimburse expenses as necessary to ensure that direct annual fund operating expenses of Class W do not exceed 0.30% of average daily net assets.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Diversified Tax Exempt Series' management fee was reduced from 0.50% to 0.30%. The Advisor continues to contractually waive the management fee for Class W shares. Additionally, the Advisor has contractually agreed to limit its fees and reimburse expenses as necessary to ensure that direct annual fund operating expenses of Class W do not exceed 0.30% of average daily net assets.

Callodine Equity Income Series (Class I)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class I
Trading Symbol	CEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.95%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series generated positive returns and outperformed its benchmark, the S&P 500 High Dividend Index, over the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series’ positive absolute returns were driven by a third straight strong year for U.S. equity markets across market caps and styles, though dividend-paying companies lagged the broader market. The Series’ outperformance relative to its benchmark was a result of favorable sector allocation decisions that outweighed security selection challenges during the year. Specifically, overweight allocations to Consumer and Health Care names as well as underweight positions in the Real Estate and Materials sectors were all positive contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

Performance prior to 10/23/2023 is based on historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”) which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. The following graph compares the initial and subsequent account values since inception of the Predecessor Fund. Inception date for the Series was October 23, 2023. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

Performance prior to 10/23/2023 is based on the historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”), which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. Inception performance is based on the Predecessor Fund’s inception of 01/01/2022. The Predecessor Fund, a private investment company, was not registered under the Investment Company Act of 1940, and therefore was not subject to the same investment and tax restrictions. If the Predecessor Fund had operated as a registered mutual fund, performance may have been lower. The Predecessor Fund’s fees and expenses were higher than the fees and expenses of the Series’ Class I Shares. Accordingly, performance shown for the Class I shares is the Predecessor Fund’s performance unadjusted.

The S&P 500 High Dividend Index is designed to measure the performance of 80 high yield companies within the S&P 500 and is equally weighted to best represent the performance of this group, regardless of constituent size. The S&P 500 Total Return Index is an unmanaged, capitalization-weighted measure comprised of 500 leading U.S. companies to gauge U.S. large cap equities. The Index returns do not reflect any fees or expenses. The index accounts for the reinvestment of regular cash dividends, but not for the withholding of taxes. Index returns do not reflect any fees or expenses. You cannot invest directly in an index. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	Since Inception
Callodine Equity Income Series - Class I	5.98%	12.95%
S&P 500 Total Return Index	17.88%	11.12%
S&P 500 High Yield Dividend Index	4.69%	5.53%

Performance Inception Date	Jan. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 186,023,010
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,256,788
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$186,023,010
Number of Holdings	31
Portfolio Turnover (for the year ended 12/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,256,788

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	-1.3%
Common Stocks	101.3

Expressed as a percentage of net assets.

Callodine Equity Income Series (Class S)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class S
Trading Symbol	CEISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$123	1.20%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series generated positive returns and outperformed its benchmark, the S&P 500 High Dividend Index, over the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series’ positive absolute returns were driven by a third straight strong year for U.S. equity markets across market caps and styles, though dividend-paying companies lagged the broader market. The Series’ outperformance relative to its benchmark was a result of favorable sector allocation decisions that outweighed security selection challenges during the year. Specifically, overweight allocations to Consumer and Health Care names as well as underweight positions in the Real Estate and Materials sectors were all positive contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

Performance prior to 10/23/2023 is based on historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”) which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. The following graph compares the initial and subsequent account values since inception of the Predecessor Fund. Inception date for the Series was October 23, 2023. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

Performance prior to 10/23/2023 is based on the historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”), which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. Inception performance is based on the Predecessor Fund’s inception of 01/01/2022. The Predecessor Fund, a private investment company, was not registered under the Investment Company Act of 1940, and therefore was not subject to the same investment and tax restrictions. If the Predecessor Fund had operated as a registered mutual fund, performance may have been lower. The Predecessor Fund’s fees and expenses were lower than the fees and expenses of the Series’ Class S Shares. The performance shown for the Class S Shares is the Predecessor Fund’s performance adjusted to reflect the fees and expenses of the Class S Shares.

The S&P 500 High Dividend Index is designed to measure the performance of 80 high yield companies within the S&P 500 and is equally weighted to best represent the performance of this group, regardless of constituent size. The S&P 500 Total Return Index is an unmanaged, capitalization-weighted measure comprised of 500 leading U.S. companies to gauge U.S. large cap equities. The Index returns do not reflect any fees or expenses. The index accounts for the reinvestment of regular cash dividends, but not for the withholding of taxes. Index returns do not reflect any fees or expenses. You cannot invest directly in an index. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	Since Inception
Callodine Equity Income Series - Class S	5.65%	12.71%
S&P 500 Total Return Index	17.88%	11.12%
S&P 500 High Yield Dividend Index	4.69%	5.53%

Performance Inception Date	Jan. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 186,023,010
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,256,788
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$186,023,010
Number of Holdings	31
Portfolio Turnover (for the year ended 12/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,256,788

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	-1.3%
Common Stocks	101.3

Expressed as a percentage of net assets.

Callodine Equity Income Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class Z
Trading Symbol	CEIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$82	0.80%

Expenses are equal to Class Z shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series generated positive returns and outperformed its benchmark, the S&P 500 High Dividend Index, over the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series’ positive absolute returns were driven by a third straight strong year for U.S. equity markets across market caps and styles, though dividend-paying companies lagged the broader market. The Series’ outperformance relative to its benchmark was a result of favorable sector allocation decisions that outweighed security selection challenges during the year. Specifically, overweight allocations to Consumer and Health Care names as well as underweight positions in the Real Estate and Materials sectors were all positive contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

Performance prior to 10/23/2023 is based on historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”) which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. The following graph compares the initial and subsequent account values since inception of the Predecessor Fund. Inception date for the Series was October 23, 2023. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

Performance prior to 10/23/2023 is based on the historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”), which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. Inception performance is based on the Predecessor Fund’s inception of 01/01/2022. The Predecessor Fund, a private investment company, was not registered under the Investment Company Act of 1940, and therefore was not subject to the same investment and tax restrictions. If the Predecessor Fund had operated as a registered mutual fund, performance may have been lower. The Predecessor Fund’s fees and expenses were higher than the fees and expenses of the Series’ Class Z Shares. Accordingly, performance shown for the Class Z shares is the Predecessor Fund’s performance unadjusted.

The S&P 500 High Dividend Index is designed to measure the performance of 80 high yield companies within the S&P 500 and is equally weighted to best represent the performance of this group, regardless of constituent size. The S&P 500 Total Return Index is an unmanaged, capitalization-weighted measure comprised of 500 leading U.S. companies to gauge U.S. large cap equities. The Index returns do not reflect any fees or expenses. The index accounts for the reinvestment of regular cash dividends, but not for the withholding of taxes. Index returns do not reflect any fees or expenses. You cannot invest directly in an index. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	Since Inception
Callodine Equity Income Series - Class Z	6.11%	13.04%
S&P 500 Total Return Index	17.88%	11.12%
S&P 500 High Yield Dividend Index	4.69%	5.53%

Performance Inception Date	Jan. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 186,023,010
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,256,788
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$186,023,010
Number of Holdings	31
Portfolio Turnover (for the year ended 12/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,256,788

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	-1.3%
Common Stocks	101.3

Expressed as a percentage of net assets.

Credit Series (Class I)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class I
Trading Symbol	MCDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.50%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the Bloomberg US Intermediate Aggregate Credit Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, an allocation to and selection within commercial mortgage-backed securities were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was April 14, 2020. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through September 23, 2024 (the inception date of the Class I shares), performance for the Class I shares is based on historical performance of the Class W shares. Because the Class I shares invest in the same portfolio of securities as Class W, performance will only be different to the extent that the Class W shares have a lower expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Bloomberg U.S. Intermediate Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities greater than one year but less than ten years. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	Since Inception
Credit Series - Class I	7.17%	1.02%	2.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	0.23%
Bloomberg U.S. Intermediate Credit Index	7.88%	1.54%	2.58%

Performance Inception Date	Apr. 14, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 278,167,361
Holdings Count | Holdings	150
Advisory Fees Paid, Amount	$ 28,374
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$278,167,361
Number of Holdings	150
Portfolio Turnover (for the year ended 12/31/25)	43%
Total Advisory Fees Paid (net of reimbursements)	$28,374

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Credit Series (Class S)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class S
Trading Symbol	MCDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$69	0.67%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the Bloomberg US Intermediate Aggregate Credit Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, an allocation to and selection within commercial mortgage-backed securities were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was April 14, 2020. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through September 23, 2024 (the inception date of the Class S shares), performance for the Class S shares is based on historical performance of the Class W shares. Because the Class S shares invest in the same portfolio of securities as Class W, performance will only be different to the extent that the Class W shares have a lower expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Bloomberg U.S. Intermediate Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities greater than one year but less than ten years. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	Since Inception
Credit Series - Class S	7.01%	0.79%	2.10%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	0.23%
Bloomberg U.S. Intermediate Credit Index	7.88%	1.54%	2.58%

Performance Inception Date	Apr. 14, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 278,167,361
Holdings Count | Holdings	150
Advisory Fees Paid, Amount	$ 28,374
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$278,167,361
Number of Holdings	150
Portfolio Turnover (for the year ended 12/31/25)	43%
Total Advisory Fees Paid (net of reimbursements)	$28,374

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Credit Series (Class W)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class W
Trading Symbol	MCDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the Bloomberg US Intermediate Aggregate Credit Index for the 12-month period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from declining interest rates and slightly tighter credit spreads over the course of the year. On a relative basis, an allocation to and selection within commercial mortgage-backed securities were the largest detractors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was April 14, 2020. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Bloomberg U.S. Intermediate Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities greater than one year but less than ten years. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

	1 Year	5 Year	Since Inception
Credit Series - Class W	7.57%	1.41%	2.73%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	0.23%
Bloomberg U.S. Intermediate Credit Index	7.88%	1.54%	2.58%

Performance Inception Date	Apr. 14, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 278,167,361
Holdings Count | Holdings	150
Advisory Fees Paid, Amount	$ 28,374
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$278,167,361
Number of Holdings	150
Portfolio Turnover (for the year ended 12/31/25)	43%
Total Advisory Fees Paid (net of reimbursements)	$28,374

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Systematic High Yield Bond (Class I)
Shareholder Report [Line Items]
Fund Name	Systematic High Yield Bond
Class Name	Class I
Trading Symbol	MSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of September 15, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.60%

Expenses are equal to Class I shares' expense ratio since inception multiplied by the average account value over the period. The Class's expenses would have been higher for the full twelve-month period if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index for the since inception period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from relatively stable credit spreads on an absolute basis. From a factor perspective, relative outperformance was driven by the Series’ higher quality tilt versus the benchmark, as well as its lack of exposure to longer-dated high yield securities (i.e., maturities greater than 10 years). In addition, security selection contributed positively during the quarter, supported by our systematic model, which segments securities by maturity and credit quality to assess relative value and employs an issuer equal-weighted construction.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was September 15, 2025. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Intercontinental Exchange (ICE) Bank of America (BofA) BB-B U.S. Cash Pay High Yield Index is a subset of the ICE BofA U.S. Cash Pay High Yield Index. The Index includes all U.S. dollar denominated below investment grade corporate debt securities currently in a coupon paying period rated BB1 through B3. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

Since Inception
Systematic High Yield Bond Series - Class I	1.86%
Bloomberg U.S. Aggregate Bond Index	0.85%
ICE BofA U.S. High Yield Cash Pay Index	1.53%

Performance Inception Date	Sep. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 28,964,621
Holdings Count | Holdings	273
Advisory Fees Paid, Amount	$ 0	[5]
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$28,964,621
Number of Holdings	273
Portfolio Turnover (for the year ended 12/31/25)	50%
Total Advisory Fees Paid (net of reimbursements)	$0*
*	Advisory fees were fully waived.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Systematic High Yield Bond (Class S)
Shareholder Report [Line Items]
Fund Name	Systematic High Yield Bond
Class Name	Class S
Trading Symbol	MSYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of September 15, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.85%

Expenses are equal to Class S shares' expense ratio since inception multiplied by the average account value over the period. The Class's expenses would have been higher for the full twelve-month period if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index for the since inception period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from relatively stable credit spreads on an absolute basis. From a factor perspective, relative outperformance was driven by the Series’ higher quality tilt versus the benchmark, as well as its lack of exposure to longer-dated high yield securities (i.e., maturities greater than 10 years). In addition, security selection contributed positively during the quarter, supported by our systematic model, which segments securities by maturity and credit quality to assess relative value and employs an issuer equal-weighted construction.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was September 15, 2025. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Intercontinental Exchange (ICE) Bank of America (BofA) BB-B U.S. Cash Pay High Yield Index is a subset of the ICE BofA U.S. Cash Pay High Yield Index. The Index includes all U.S. dollar denominated below investment grade corporate debt securities currently in a coupon paying period rated BB1 through B3. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

Since Inception
Systematic High Yield Bond Series - Class S	1.68%
Bloomberg U.S. Aggregate Bond Index	0.85%
ICE BofA U.S. High Yield Cash Pay Index	1.53%

Performance Inception Date	Sep. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 28,964,621
Holdings Count | Holdings	273
Advisory Fees Paid, Amount	$ 0	[6]
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$28,964,621
Number of Holdings	273
Portfolio Turnover (for the year ended 12/31/25)	50%
Total Advisory Fees Paid (net of reimbursements)	$0*
*	Advisory fees were fully waived.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Systematic High Yield Bond (Class W)
Shareholder Report [Line Items]
Fund Name	Systematic High Yield Bond
Class Name	Class W
Trading Symbol	MSHWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of September 15, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$3	0.10%

Expenses are equal to Class W shares' expense ratio since inception multiplied by the average account value over the period. The Class's expenses would have been higher for the full twelve-month period if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index for the since inception period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from relatively stable credit spreads on an absolute basis. From a factor perspective, relative outperformance was driven by the Series’ higher quality tilt versus the benchmark, as well as its lack of exposure to longer-dated high yield securities (i.e., maturities greater than 10 years). In addition, security selection contributed positively during the quarter, supported by our systematic model, which segments securities by maturity and credit quality to assess relative value and employs an issuer equal-weighted construction.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was September 15, 2025. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Intercontinental Exchange (ICE) Bank of America (BofA) BB-B U.S. Cash Pay High Yield Index is a subset of the ICE BofA U.S. Cash Pay High Yield Index. The Index includes all U.S. dollar denominated below investment grade corporate debt securities currently in a coupon paying period rated BB1 through B3. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

Since Inception
Systematic High Yield Bond Series - Class W	1.96%
Bloomberg U.S. Aggregate Bond Index	0.85%
ICE BofA U.S. High Yield Cash Pay Index	1.53%

Performance Inception Date	Sep. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 28,964,621
Holdings Count | Holdings	273
Advisory Fees Paid, Amount	$ 0	[7]
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$28,964,621
Number of Holdings	273
Portfolio Turnover (for the year ended 12/31/25)	50%
Total Advisory Fees Paid (net of reimbursements)	$0*
*	Advisory fees were fully waived.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Systematic High Yield Bond (Class Z)
Shareholder Report [Line Items]
Fund Name	Systematic High Yield Bond
Class Name	Class Z
Trading Symbol	MSYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of September 15, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$13	0.45%

Expenses are equal to Class Z shares' expense ratio since inception multiplied by the average account value over the period. The Class's expenses would have been higher for the full twelve-month period if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index for the since inception period ending 12/31/2025.

What factors influenced performance?

The Series benefitted from relatively stable credit spreads on an absolute basis. From a factor perspective, relative outperformance was driven by the Series’ higher quality tilt versus the benchmark, as well as its lack of exposure to longer-dated high yield securities (i.e., maturities greater than 10 years). In addition, security selection contributed positively during the quarter, supported by our systematic model, which segments securities by maturity and credit quality to assess relative value and employs an issuer equal-weighted construction.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was September 15, 2025. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Intercontinental Exchange (ICE) Bank of America (BofA) BB-B U.S. Cash Pay High Yield Index is a subset of the ICE BofA U.S. Cash Pay High Yield Index. The Index includes all U.S. dollar denominated below investment grade corporate debt securities currently in a coupon paying period rated BB1 through B3. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2025)

Since Inception
Systematic High Yield Bond Series - Class Z	1.86%
Bloomberg U.S. Aggregate Bond Index	0.85%
ICE BofA U.S. High Yield Cash Pay Index	1.53%

Performance Inception Date	Sep. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 28,964,621
Holdings Count | Holdings	273
Advisory Fees Paid, Amount	$ 0	[8]
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2025)

Net Assets	$28,964,621
Number of Holdings	273
Portfolio Turnover (for the year ended 12/31/25)	50%
Total Advisory Fees Paid (net of reimbursements)	$0*
*	Advisory fees were fully waived.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of December 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

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